Condensed Income Statement Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue	$ 14,479	$ 14,680	$ 13,816
Interest (including $30, $13, $14 to subsidiaries)	534	604	545
Provision (benefit) for income taxes	779	1,048	1,047	[1]
Net income	2,445	2,516	2,518
Preferred dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427	2,516	2,518
Parent Company
Gain on securities held for sale	11	17	5	[2]
Other revenue	47	51	73	[2]
Total revenue	1,148	583	694	[2]
Interest (including $30, $13, $14 to subsidiaries)	340	282	285	[2]
Other expense	103	138	221	[2]
Total expense	443	420	506	[2]
Income before income taxes and equity in undistributed net income of subsidiaries	705	163	188	[2]
Provision (benefit) for income taxes	(83)	66	(465)	[2]
Equity in undistributed net income (loss) of subsidiaries	1,657	2,419	1,865
Net income	2,445	2,516	2,518	[2]
Preferred dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427	2,516	2,518	[2]
Parent Company | Bank Subsidiaries
Dividends from subsidiaries	645	120	200	[2]
Interest revenue from subsidiaries	120	211	211	[2]
Equity in undistributed net income (loss) of subsidiaries	936	1,781	1,630	[2]
Parent Company | Nonbank Subsidiaries
Dividends from subsidiaries	199	54	74	[2]
Interest revenue from subsidiaries	126	130	131	[2]
Equity in undistributed net income (loss) of subsidiaries	$ 721	$ 638	$ 235	[2]

[1]	Based on continuing operations for 2010.
[2]	Includes the results of discontinued operations.